Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Enel Chile S A [Member] | Administration and IT Services [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (3,547)	$ (7,158)	$ (7,707)
Enel Chile S A [Member] | IT services [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,109)
Enel Finance International NV (*) [Member] | Financial expenses [Member] | Netherlands | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(39,181)	(2,441)	(127,977)
Enel Global Infrastructure And Network [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(8,405)	(7,418)
Enel Global Infrastructure And Network [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(28,228)	(30,448)	(16,685)
Enel Global Infrastructure And Network [Member] | Expatriate Personal Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,989)	(897)
Enel Global Services S.r.L [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,253)	(7,051)
Enel Golbal Thermal Generation SRL [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,008)
Enel Golbal Thermal Generation SRL [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(6,350)	(7,268)	(3,536)
Enel Green Power Colombia SAS [Member] | Energy Purchases [Member] | Spain | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(8,483)	(7,156)
Enel Green Power Per (USD) [Member] | Other Services Provisions [Member] | Peru | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		1,993
Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(11,011)	(3,757)
Enel Italia SRL [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(758)	(12,278)
Enel Italia SRL [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(6,778)
Enel S.p.A. [Member] | Financial expenses [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(24,913)
Enel S.p.A. [Member] | IT services [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,239)
Enel S.p.A. [Member] | Technical Services [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(15,187)	(11,542)	(11,554)
Enel S.p.A. [Member] | Expatriate Personal Services [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,778)	(4,045)	(2,827)
Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(6,841)	(2,852)
Grupo Enel Green Power Brasil Participaes Ltda [Member] | Energy Purchases [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(81,395)	(147,841)	(93,299)
Grupo Enel Green Power Brasil Participaes Ltda [Member] | Energy Sales [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 6,707	$ 54,158	$ 1,134